EXPENSES BY NATURE (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Production costs		R$ (31,054,016)	R$ (25,837,475)	R$ (19,124,901)
Selling expenses		(2,575,818)	(2,372,298)	(2,004,417)
General and administrative expenses		674,119	587,148	504,458
Other operational		(5,666,642)	(1,534,602)	(5,224,682)
Net		(2,907,855)	(1,716,032)	(3,270,056)
Depreciation Amortization And Depletion [Member]
IfrsStatementLineItems [Line Items]
Production costs	[1]	(2,752,557)	(2,075,488)	(2,374,046)
Selling expenses		(13,948)	(11,227)	(13,978)
General and administrative expenses		(26,340)	(27,966)	(33,434)
Total		(2,792,845)	(2,114,681)	(2,421,458)
Other operational	[2]	(77,386)	(97,725)	(95,270)
Net		R$ (2,870,231)	R$ (2,212,406)	R$ (2,516,728)

[1]	The cost of production includes PIS and COFINS credits on lease agreements as of December 31, 2022, in the amount of R$7.429 (R$5.786 as of December 31, 2021 ) .
[2]	They mainly refer to the depreciation of investment properties, paralyzed equipment and amortization of the SWT customer portfolio, classified in other operating expenses, see note 27.